Segment Information - Schedule of Revenue and Profit Information and Certain Assets (Parenthetical) (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of transactions between related parties [line items]
Unallocated forex on MAT credit entitlements	₨ 339	$ 4	₨ 166	₨ 1,136
Liabilities Written Off	(647)	(9)	(950)	(1,681)
Other environment related provision [member] | ESL Steel Limited [Member]
Disclosure of transactions between related parties [line items]
Provision for environment clearance	69	1	2,135
Legacy Fly Ash Utilization [Member]
Disclosure of transactions between related parties [line items]
Provision for environment clearance	2,877	38
Charge For Settlement Of Entry Tax Dispute Under Amnesty Scheme [Member]
Disclosure of transactions between related parties [line items]
Provision for environment clearance	1,342	18
For Inoperable Mining Project [Member]
Disclosure of transactions between related parties [line items]
Provision for environment clearance	1,250	16
All other segments [member]
Disclosure of transactions between related parties [line items]
Additions through business combination			3,543
Elimination [member]
Disclosure of transactions between related parties [line items]
Additions	199	3	18	34
Konkola Copper Mines ('KCM')[member]
Disclosure of transactions between related parties [line items]
Receivables Written Off	₨ 2,172	$ 29	2,127	2,070
Liabilities Written Off			₨ 950	₨ 1,681